Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

Note 14 — Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31, 2024	December 31, 2023

Payroll payables	$402,115	$599,895
Security deposit payable	2,191,991	-
Professional fee and others	444,130	486,299
Accrued expenses and other current liabilities	$3,038,236	$1,086,194